Phoenix Investment Partners

                              SEMIANNUAL REPORT

                                                          FEBRUARY 28, 2002

-----------
Duff&Phelps
-----------

Oakhurst






                                       Phoenix-Duff & Phelps Core
                                       Equity Fund

                                       Phoenix-Oakhurst
                                       Growth & Income
                                       Fund


[LOGO APPEARS HERE]
PHOENIX
INVESTMENT PARTNERS


A MEMBER OF THE PHOENIX COMPANIES, INC.

MESSAGE FROM THE PRESIDENT



DEAR SHAREHOLDER:

    We are pleased to provide this financial summary for the six months ended February 28, 2002 for the Phoenix-Duff & Phelps Core Equity and Phoenix-Oakhurst Growth & Income Funds.

    Please visit www.PhoenixInvestments.com for more current and complete fund information, to access your account, or to learn more about the investment manager and investing successfully. Just take the Individual Investors path. Or, contact your financial advisor or call us at 1-800-243-1574 for information and assistance.

Sincerely,


/s/ Philip R. McLoughlin
------------------------
Philip R. McLoughlin



FEBRUARY 28, 2002




Mutual funds are not insured by the FDIC; are not deposits or other obligations of a bank and are not guaranteed by a bank; and are subject to investment risks, including possible loss of the principal invested.

Phoenix-Duff & Phelps Core Equity Fund



                        INVESTMENTS AT FEBRUARY 28, 2002
                                  (UNAUDITED)



                                               SHARES     VALUE
                                              -------- ------------
COMMON STOCKS--97.8%

AEROSPACE & DEFENSE--5.5%
Boeing Co. (The) ..........................     9,410  $   432,484
Honeywell International, Inc. .............     6,190      235,963
United Technologies Corp. .................     4,250      310,037
                                                       -----------
                                                           978,484
                                                       -----------
APPAREL RETAIL--1.8%
TJX Cos., Inc. (The) ......................     8,600      326,542
APPLICATION SOFTWARE--2.0%
PeopleSoft, Inc.(b) .......................     5,270      153,199
Siebel Systems, Inc.(b) ...................     7,200      199,872
                                                       -----------
                                                           353,071
                                                       -----------
BANKS--1.0%
Wells Fargo & Co. .........................     3,825      179,392
BIOTECHNOLOGY--1.2%
Genzyme Corp.(b) ..........................     4,765      211,471
BUILDING PRODUCTS--1.6%
American Standard Cos., Inc.(b) ...........     4,500      293,850
COMPUTER & ELECTRONICS RETAIL--1.3%
Best Buy Co., Inc.(b) .....................     3,425      230,845
COMPUTER HARDWARE--5.0%
Dell Computer Corp.(b) ....................    17,250      425,902
International Business Machines Corp. .....     4,750      466,070
                                                       -----------
                                                           891,972
                                                       -----------
DIVERSIFIED FINANCIAL SERVICES--9.0%
Citigroup, Inc. ...........................    12,590      569,698
Fannie Mae ................................     8,925      698,381
Merrill Lynch & Co., Inc. .................     7,000      335,650
                                                       -----------
                                                         1,603,729
                                                       -----------
DRUG RETAIL--1.7%
Walgreen Co. ..............................     7,765      312,464
ELECTRIC UTILITIES--1.0%
Constellation Energy Group, Inc. ..........     6,145      177,468
ELECTRONIC EQUIPMENT & INSTRUMENTS--1.5%
Agilent Technologies, Inc.(b) .............     8,700      271,005
GENERAL MERCHANDISE STORES--1.2%
Wal-Mart Stores, Inc. .....................     3,520      218,275





                                               SHARES      VALUE
                                              -------- ------------
HEALTH CARE EQUIPMENT--5.0%
Baxter International, Inc. ................     3,880  $   215,263
Becton, Dickinson and Co. .................     7,625      279,761
Guidant Corp.(b) ..........................     4,500      186,750
Medtronic, Inc. ...........................     4,950      220,473
                                                       -----------
                                                           902,247
                                                       -----------
HOME IMPROVEMENT RETAIL--3.3%
Home Depot, Inc. (The) ....................     5,100      255,000
Lowe's Cos., Inc. .........................     7,600      343,900
                                                       -----------
                                                           598,900
                                                       -----------
HOUSEHOLD APPLIANCES--1.7%
Whirlpool Corp. ...........................     4,000      300,400
HOUSEWARES & SPECIALTIES--2.0%
Newell Rubbermaid, Inc. ...................    11,250      350,212
INDUSTRIAL CONGLOMERATES--2.9%
General Electric Co. ......................    13,300      512,050
INDUSTRIAL MACHINERY--4.0%
Ingersoll-Rand Co. Ltd. Class A ...........     8,775      438,750
ITT Industries, Inc. ......................     4,675      275,825
                                                       -----------
                                                           714,575
                                                       -----------
INTEGRATED OIL & GAS--2.2%
Conoco, Inc. ..............................     6,600      182,556
Exxon Mobil Corp. .........................     5,190      214,347
                                                       -----------
                                                           396,903
                                                       -----------
INTEGRATED TELECOMMUNICATION SERVICES--3.3%
ALLTEL Corp. ..............................     3,960      220,374
Verizon Communications, Inc. ..............     4,355      203,814
WorldCom, Inc. - WorldCom Group(b) ........    20,930      157,394
                                                       -----------
                                                           581,582
                                                       -----------
IT CONSULTING & SERVICES--1.9%
Electronic Data Systems Corp. .............     5,825      343,850
LEISURE PRODUCTS--2.0%
Mattel, Inc. ..............................    18,850      357,207
MANAGED HEALTH CARE--2.0%
Wellpoint Health Networks, Inc.(b) ........     2,915      354,522
MOVIES & ENTERTAINMENT--1.6%
Viacom, Inc. Class B(b) ...................     6,150      286,282



                       See Notes to Financial Statements

Phoenix-Duff & Phelps Core Equity Fund

                                               SHARES      VALUE
                                              -------- ------------
MULTI-UTILITIES--2.9%
Williams Cos., Inc. (The) .................    33,020  $   510,159
NETWORKING EQUIPMENT--0.8%
Cisco Systems, Inc.(b) ....................    10,660      152,118
OIL & GAS EQUIPMENT & SERVICES--2.3%
Halliburton Co. ...........................     5,585       91,929
Weatherford International, Inc.(b) ........     7,105      327,541
                                                       -----------
                                                           419,470
                                                       -----------
OIL & GAS EXPLORATION & PRODUCTION--3.1%
Anadarko Petroleum Corp. ..................     5,540      288,634
Apache Corp. ..............................     5,100      269,025
                                                       -----------
                                                           557,659
                                                       -----------
PHARMACEUTICALS--6.4%
Abbott Laboratories .......................     8,195      463,427
Pfizer, Inc. ..............................    16,550      677,888
                                                       -----------
                                                         1,141,315
                                                       -----------
PROPERTY & CASUALTY INSURANCE--2.0%
MGIC Investment Corp. .....................     5,225      350,702
RAILROADS--2.9%
Union Pacific Corp. .......................     8,450      512,661
SEMICONDUCTOR EQUIPMENT--0.8%
Applied Materials, Inc.(b) ................     3,450      149,972
SEMICONDUCTORS--4.0%
Agere Systems, Inc. Class A(b) ............    48,400      193,600
Analog Devices, Inc.(b) ...................     4,225      157,212
Intel Corp. ...............................     5,365      153,171
Microchip Technology, Inc.(b) .............     6,025      205,935
                                                       -----------
                                                           709,918
                                                       -----------
SPECIALTY CHEMICALS--1.3%
PPG Industries, Inc. ......................     4,400      225,940
SYSTEMS SOFTWARE--4.5%
Microsoft Corp.(b) ........................    11,100      647,574
Oracle Corp.(b) ...........................     9,935      165,120
                                                       -----------
                                                           812,694
                                                       -----------


                                               SHARES      VALUE
                                              -------- ------------
TOBACCO--1.1%
Philip Morris Cos., Inc. ..................     3,800  $   200,108
-------------------------------------------------------------------
TOTAL COMMON STOCKS
(IDENTIFIED COST $16,222,790)                           17,490,014
-------------------------------------------------------------------
TOTAL LONG TERM INVESTMENTS--97.8%
(IDENTIFIED COST $16,222,790)                           17,490,014
-------------------------------------------------------------------

SHORT-TERM OBLIGATIONS--1.4%

MONEY MARKET MUTUAL FUNDS--1.4%
SSgA Money Market Fund
(1.70% seven day effective yield)             254,050      254,050
-------------------------------------------------------------------
TOTAL SHORT-TERM OBLIGATIONS
(IDENTIFIED COST $254,050)                                 254,050
-------------------------------------------------------------------
TOTAL INVESTMENTS--99.2%
(IDENTIFIED COST $16,476,840)                           17,744,064(a)
Other assets and liabilities, net--0.8%                    140,964
                                                       -----------
NET ASSETS--100.0%                                     $17,885,028
                                                       ===========




(a) Federal Income Tax Information: Net unrealized appreciation of investment securities is comprised of gross appreciation of $2,283,344 and gross depreciation of $1,065,418 for federal income tax purposes. At February 28, 2002, the aggregate cost of securities for federal income tax purposes was $16,526,138.
(b) Non-income producing.

                       See Notes to Financial Statements

Phoenix-Duff & Phelps Core Equity Fund



                      STATEMENT OF ASSETS AND LIABILITIES
                               FEBRUARY 28, 2002
                                  (UNAUDITED)

ASSETS
Investment securities at value
   (Identified cost $16,476,840)                        $  17,744,064
Receivables
   Investment securities sold                                 346,129
   Dividends and interest                                      26,668
   Fund shares sold                                             5,023
   Receivable from adviser                                      4,508
Prepaid expenses                                                  133
                                                        -------------
      Total assets                                         18,126,525
                                                        -------------
LIABILITIES
Payables
   Investment securities purchased                            177,750
   Transfer agent fee                                          12,457
   Trustees' fee                                                7,539
   Distribution fee                                             5,857
   Financial agent fee                                          4,290
Accrued expenses                                               33,604
                                                        -------------
      Total liabilities                                       241,497
                                                        -------------
NET ASSETS                                              $  17,885,028
                                                        =============
NET ASSETS CONSIST OF:
Capital paid in on shares of beneficial interest        $  22,800,987
Undistributed net investment loss                             (16,234)
Accumulated net realized loss                              (6,166,949)
Net unrealized appreciation                                 1,267,224
                                                        -------------
NET ASSETS                                              $  17,885,028
                                                        =============
CLASS A
Shares of beneficial interest outstanding, no par value
   unlimited authorization (Net Assets $13,634,495)         1,700,222
Net asset value per share                                       $8.02
Offering price per share $8.02/(1-5.75%)                        $8.51
CLASS B
Shares of beneficial interest outstanding, no par value
   unlimited authorization (Net Assets $3,441,484)            443,966
Net asset value and offering price per share                    $7.75
CLASS C
Shares of beneficial interest outstanding, no par value
   unlimited authorization (Net Assets $809,049)              104,347
Net asset value and offering price per share                    $7.75





                            STATEMENT OF OPERATIONS
                       SIX MONTHS ENDED FEBRUARY 28, 2002
                                  (UNAUDITED)

INVESTMENT INCOME
Dividends                                               $     109,546
Interest                                                        5,421
                                                        -------------
      Total investment income                                 114,967
                                                        -------------
EXPENSES
Investment advisory fee                                        68,576
Distribution fee, Class A                                      17,256
Distribution fee, Class B                                      18,116
Distribution fee, Class C                                       4,294
Financial agent fee                                            25,541
Transfer agent                                                 33,917
Registration                                                   20,431
Trustees                                                       13,664
Professional                                                   12,834
Custodian                                                       6,494
Printing                                                        5,697
Miscellaneous                                                   3,940
                                                        -------------
      Total expenses                                          230,760
      Less expenses borne by investment adviser               (99,559)
                                                        -------------
      Net expenses                                            131,201
                                                        -------------
NET INVESTMENT LOSS                                           (16,234)
                                                        -------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized loss on securities                            (3,352,697)
Net change in unrealized appreciation (depreciation) on
   investments                                              1,283,758
                                                        -------------
NET LOSS ON INVESTMENTS                                    (2,068,939)
                                                        -------------
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS    $  (2,085,173)
                                                        =============



                       See Notes to Financial Statements

Phoenix-Duff & Phelps Core Equity Fund


                       STATEMENT OF CHANGES IN NET ASSETS

                                                                                                       Six Months
                                                                                                         Ended
                                                                                                        2/28/02     Year Ended
                                                                                                      (Unaudited)     8/31/01
                                                                                                      ------------ -------------
FROM OPERATIONS
   Net investment income (loss)                                                                       $   (16,234) $    (91,390)
   Net realized gain (loss)                                                                            (3,352,697)   (2,005,902)
   Net change in unrealized appreciation (depreciation)                                                 1,283,758    (6,557,442)
                                                                                                      -----------  ------------
   DECREASE IN NET ASSETS RESULTING FROM OPERATIONS                                                    (2,085,173)   (8,654,734)
                                                                                                      -----------  ------------
FROM DISTRIBUTIONS TO SHAREHOLDERS
   Net realized long-term gains, Class A                                                                  (27,821)   (1,246,943)
   Net realized long-term gains, Class B                                                                   (7,402)     (304,382)
   Net realized long-term gains, Class C                                                                   (1,793)      (76,905)
                                                                                                      -----------  ------------
   DECREASE IN NET ASSETS FROM DISTRIBUTIONS TO SHAREHOLDERS                                              (37,016)   (1,628,230)
                                                                                                      -----------  ------------
FROM SHARE TRANSACTIONS
CLASS A
   Proceeds from sales of shares (77,131 and 298,662 shares, respectively)                                648,017     3,342,767
   Net asset value of shares issued from reinvestment of distributions (3,229 and 114,088 shares,
   respectively)                                                                                           27,154     1,223,020
   Cost of shares repurchased (59,899 and 854,218 shares, respectively)                                  (493,662)   (9,531,213)
                                                                                                      -----------  ------------
Total                                                                                                     181,509    (4,965,426)
                                                                                                      -----------  ------------
CLASS B
   Proceeds from sales of shares (43,916 and 32,039 shares, respectively)                                 369,413       339,818
   Net asset value of shares issued from reinvestment of distributions (437 and 26,823 shares,
   respectively)                                                                                            3,559       280,562
   Cost of shares repurchased (55,136 and 79,996 shares, respectively)                                   (435,624)     (850,421)
                                                                                                      -----------  ------------
Total                                                                                                     (62,652)     (230,041)
                                                                                                      -----------  ------------
CLASS C
   Proceeds from sales of shares (5,357 and 1,596 shares, respectively)                                    43,393        15,679
   Net asset value of shares issued from reinvestment of distributions (119 and 6,714 shares,
   respectively)                                                                                              970        70,228
   Cost of shares repurchased (18,253 and 15,302 shares, respectively)                                   (144,508)     (167,694)
                                                                                                      -----------  ------------
Total                                                                                                    (100,145)      (81,787)
                                                                                                      -----------  ------------
   INCREASE (DECREASE) IN NET ASSETS FROM SHARE TRANSACTIONS                                               18,712    (5,277,254)
                                                                                                      -----------  ------------
   NET INCREASE (DECREASE) IN NET ASSETS                                                               (2,103,477)  (15,560,218)

NET ASSETS
   Beginning of period                                                                                 19,988,505    35,548,723
                                                                                                      -----------  ------------
   END OF PERIOD [INCLUDING UNDISTRIBUTED NET INVESTMENT INCOME (LOSS) OF ($16,234) AND $0,
   RESPECTIVELY]                                                                                      $17,885,028  $ 19,988,505
                                                                                                      ===========  ============


                       See Notes to Financial Statements

Phoenix-Duff & Phelps Core Equity Fund



                              FINANCIAL HIGHLIGHTS
    (SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE INDICATED PERIOD)

                                                                                   CLASS A
                                                      -------------------------------------------------------------------------
                                                      SIX MONTHS                                                       FROM
                                                         ENDED                YEAR ENDED AUGUST 31                   INCEPTION
                                                        2/28/02      ------------------------------------------     9/25/97 to
                                                      (UNAUDITED)      2001            2000            1999           8/31/98
Net asset value, beginning of period                     $8.94        $13.12          $12.37          $ 9.87           $10.00
INCOME FROM INVESTMENT OPERATIONS
   Net investment income (loss)(1)                          --(7)      (0.02)          (0.02)           0.01               --
   Net realized and unrealized gain (loss)               (0.90)        (3.51)           1.08            2.57            (0.09)
                                                        ------        ------          ------          ------           ------
      TOTAL FROM INVESTMENT OPERATIONS                   (0.90)        (3.53)           1.06            2.58            (0.09)
                                                        ------        ------          ------          ------           ------
LESS DISTRIBUTIONS
   Dividends from net investment income                     --            --              --              --            (0.04)
   Dividends from net realized gains                     (0.02)        (0.65)          (0.31)          (0.08)              --
                                                        ------        ------          ------          ------           ------
      TOTAL DISTRIBUTIONS                                (0.02)        (0.65)          (0.31)          (0.08)           (0.04)
                                                        ------        ------          ------          ------           ------
Change in net asset value                                (0.92)        (4.18)           0.75            2.50            (0.13)
                                                        ------        ------          ------          ------           ------
NET ASSET VALUE, END OF PERIOD                           $8.02        $ 8.94          $13.12          $12.37           $ 9.87
                                                        ======        ======          ======          ======           ======
Total return(2)                                         (10.12)%(5)   (27.70)%          8.70 %         26.12 %          (0.93)%(5)
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (thousands)                  $13,634       $15,025         $27,840         $41,272          $22,683
RATIO TO AVERAGE NET ASSETS OF:
   Operating expenses(3)                                  1.25%(6)      1.25 %          1.25 %          1.25 %           1.25 %(6)
   Net investment income (loss)                           0.01%(6)     (0.16)%         (0.19)%          0.06 %           0.02 %(6)
Portfolio turnover                                          68%(5)       108 %            81 %            82 %             83 %(5)



                                                                                   CLASS B
                                                      -------------------------------------------------------------------------
                                                       SIX MONTHS                                                       FROM
                                                         ENDED                YEAR ENDED AUGUST 31                    INCEPTION
                                                        2/28/02      -----------------------------------------       9/25/97 to
                                                      (UNAUDITED)      2001            2000            1999            8/31/98
Net asset value, beginning of period                     $8.68        $12.85          $12.20          $ 9.81           $10.00
INCOME FROM INVESTMENT OPERATIONS
   Net investment income (loss)(1)                       (0.03)        (0.10)          (0.12)          (0.08)           (0.08)
   Net realized and unrealized gain (loss)               (0.88)        (3.42)           1.08            2.55            (0.08)
                                                        ------        ------          ------          ------           ------
      TOTAL FROM INVESTMENT OPERATIONS                   (0.91)        (3.52)           0.96            2.47            (0.16)
                                                        ------        ------          ------          ------           ------
LESS DISTRIBUTIONS
   Dividends from net investment income                     --            --              --              --            (0.03)
   Dividends from net realized gains                     (0.02)        (0.65)          (0.31)          (0.08)              --
                                                        ------        ------          ------          ------           ------
      TOTAL DISTRIBUTIONS                                (0.02)        (0.65)          (0.31)          (0.08)           (0.03)
                                                        ------        ------          ------          ------           ------
Change in net asset value                                (0.93)        (4.17)           0.65            2.39            (0.19)
                                                        ------        ------          ------          ------           ------
NET ASSET VALUE, END OF PERIOD                           $7.75        $ 8.68          $12.85          $12.20           $ 9.81
                                                        ======        ======          ======          ======           ======
Total return(2)                                         (10.53)%(5)   (28.23)%          7.99%          25.16%           (1.61)%(5)
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (thousands)                   $3,441        $3,947          $6,113          $9,333           $6,801
RATIO TO AVERAGE NET ASSETS OF:
   Operating expenses(4)                                  2.00 %(6)     2.00 %          2.00 %          2.00 %           2.00%(6)
   Net investment income (loss)                          (0.75)%(6)    (0.92)%         (0.93)%         (0.69)%          (0.73)%(6)
Portfolio turnover                                          68%(5)       108%             81%             82%              83%(5)



(1) Computed using average shares outstanding.
(2) Maximum sales charges are not reflected in the total return calculation.
(3) If the investment adviser had not waived fees and reimbursed expenses, the ratio of operating expenses to average net assets would have been 2.34%, 1.91%, 1.64%, 1.43% and 2.95% for the periods ended February 28, 2002,
    August 31, 2001, 2000, 1999 and 1998, respectively.
(4) If the investment adviser had not waived fees and reimbursed expenses, the ratio of operating expenses to average net assets would have been 3.09%, 2.67%, 2.39%, 2.18% and 3.70% for the periods ended February 28, 2002,
    August 31, 2001, 2000, 1999 and 1998, respectively.
(5) Not annualized.
(6) Annualized.
(7) Amount is less than $0.01.


                       See Notes to Financial Statements

Phoenix-Duff & Phelps Core Equity Fund


                              FINANCIAL HIGHLIGHTS
    (SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE INDICATED PERIOD)

                                                                                     CLASS C
                                                      --------------------------------------------------------------------------
                                                      SIX MONTHS                                                       FROM
                                                         ENDED                YEAR ENDED AUGUST 31                   INCEPTION
                                                        2/28/02      ------------------------------------------     9/25/97 to
                                                      (UNAUDITED)       2001           2000            1999           8/31/98
Net asset value, beginning of period                    $8.68        $12.85          $12.21          $ 9.82           $10.00
INCOME FROM INVESTMENT OPERATIONS

   Net investment income (loss)(1)                      (0.03)        (0.10)          (0.12)          (0.08)           (0.08)
   Net realized and unrealized gain (loss)              (0.88)        (3.42)           1.07            2.55            (0.07)
                                                       ------        ------          ------          ------           ------
      TOTAL FROM INVESTMENT OPERATIONS                  (0.91)        (3.52)           0.95            2.47            (0.15)
                                                       ------        ------          ------          ------           ------
LESS DISTRIBUTIONS

   Dividends from net investment income                    --            --              --              --            (0.03)
   Dividends from net realized gains                    (0.02)        (0.65)          (0.31)          (0.08)              --
                                                       ------        ------          ------          ------           ------
      TOTAL DISTRIBUTIONS                               (0.02)        (0.65)          (0.31)          (0.08)           (0.03)
                                                       ------        ------          ------          ------           ------
Change in net asset value                               (0.93)        (4.17)           0.64            2.39            (0.18)
                                                       ------        ------          ------          ------           ------
NET ASSET VALUE, END OF PERIOD                          $7.75        $ 8.68          $12.85          $12.21           $ 9.82
                                                       ======        ======          ======          ======           ======
Total return(2)                                        (10.53)%(4)   (28.23)%          7.90%          25.13%           (1.52)%(4)
RATIOS/SUPPLEMENTAL DATA:

Net assets, end of period (thousands)                    $809        $1,017          $1,595          $2,491           $2,514
RATIO TO AVERAGE NET ASSETS OF:

   Operating expenses(3)                                 2.00%(5)      2.00%           2.00%           2.00%            2.00%(5)
   Net investment income (loss)                         (0.75)%(5)    (0.92)%         (0.93)%         (0.70)%          (0.73)%(5)

Portfolio turnover                                         68%(4)       108%             81%             82%              83%(4)


(1) Computed using average shares outstanding.
(2) Maximum sales charges are not reflected in the total return calculation.
(3) If the investment adviser had not waived fees and reimbursed expenses, the ratio of operating expenses to average net assets would have been 3.09%, 2.67%, 2.39%, 2.18% and 3.70% for the periods ended February 28, 2002,
    August 31, 2001, 2000, 1999 and 1998, respectively.
(4) Not annualized.
(5) Annualized.

                       See Notes to Financial Statements

Phoenix-Oakhurst Growth & Income Fund

                        INVESTMENTS AT FEBRUARY 28, 2002
                                  (UNAUDITED)

                                                        SHARES     VALUE
                                                       -------- -----------
COMMON STOCKS--96.9%

ADVERTISING--0.3%
Interpublic Group of Cos., Inc. (The) ................  27,300  $   742,560
Omnicom Group, Inc. ..................................   5,600      523,824
                                                                -----------
                                                                  1,266,384
                                                                -----------
AEROSPACE & DEFENSE--2.5%
Boeing Co. (The) .....................................  64,600    2,969,016
General Dynamics Corp. ...............................  14,800    1,345,024
Honeywell International, Inc. ........................  47,100    1,795,452
L-3 Communications Holdings, Inc.(b) .................   5,500      604,175
Lockheed Martin Corp. ................................   9,400      530,254
United Technologies Corp. ............................  41,800    3,049,310
                                                                -----------
                                                                 10,293,231
                                                                -----------
ALUMINUM--0.4%
Alcoa, Inc. ..........................................  47,500    1,784,575

APPAREL & ACCESSORIES--1.0%
Jones Apparel Group, Inc.(b) .........................  40,700    1,451,362
Liz Claiborne, Inc. ..................................  36,800    1,115,408
Polo Ralph Lauren Corp.(b) ...........................  26,600      726,446
Tommy Hilfiger Corp.(b) ..............................  75,300      987,183
                                                                -----------
                                                                  4,280,399
                                                                -----------
APPAREL RETAIL--0.3%
Foot Locker, Inc.(b) .................................  55,300      912,450
Gap, Inc. (The) ......................................  35,000      418,950
                                                                -----------
                                                                  1,331,400
                                                                -----------
APPLICATION SOFTWARE--0.4%
Compuware Corp.(b) ...................................  36,900      421,029
NetIQ Corp.(b) .......................................  18,600      403,620
PeopleSoft, Inc.(b) ..................................  14,200      412,794
Siebel Systems, Inc.(b) ..............................  14,000      388,640
                                                                -----------
                                                                  1,626,083
                                                                -----------
AUTO PARTS & EQUIPMENT--0.2%
Johnson Controls, Inc. ...............................  11,700    1,038,492

AUTOMOBILE MANUFACTURERS--0.6%
Ford Motor Co. .......................................  90,800    1,351,104
General Motors Corp. .................................  26,200    1,388,076
                                                                -----------
                                                                  2,739,180
                                                                -----------



                                                        SHARES     VALUE
                                                       -------- -----------
BANKS--6.1%
Astoria Financial Corp. ..............................  48,600  $ 1,448,766
Bank of America Corp. ................................  97,500    6,235,125
Bank of New York Co., Inc. (The) .....................   9,300      350,052
Bank One Corp. .......................................  57,600    2,064,384
Comerica, Inc. .......................................  35,600    2,130,660
First Tennessee National Corp. .......................  36,700    1,266,150
FleetBoston Financial Corp. .......................... 108,300    3,615,054
Hibernia Corp. Class A ...............................  47,300      870,320
SunTrust Banks, Inc. .................................  27,100    1,701,609
U.S. Bancorp .........................................  68,200    1,421,970
United Bankshares, Inc. ..............................  35,600    1,020,652
Wachovia Corp. .......................................  50,800    1,688,084
Zions Bancorporation .................................  32,300    1,707,055
                                                                -----------
                                                                 25,519,881
                                                                -----------
BIOTECHNOLOGY--0.3%
Amgen, Inc.(b) .......................................  25,000    1,449,500

BREWERS--0.2%
Coors (Adolph) Co. Class B ...........................  11,000      665,610

BROADCASTING & CABLE TV--0.4%
Clear Channel Communications, Inc.(b) ................  15,600      727,272
EchoStar Communications Corp. Class A(b) .............  32,300      843,676
                                                                -----------
                                                                  1,570,948
                                                                -----------
CASINOS & GAMING--0.3%
GTECH Holdings Corp.(b) ..............................  15,000      800,100
MGM Mirage, Inc.(b) ..................................  16,500      567,600
                                                                -----------
                                                                  1,367,700
                                                                -----------
COMMODITY CHEMICALS--0.1%
Lyondell Chemical Co. ................................  41,300      645,519

COMPUTER & ELECTRONICS RETAIL--0.6%
Best Buy Co., Inc.(b) ................................  20,400    1,374,960
Circuit City Stores-Circuit City Group ...............  24,700      441,636
RadioShack Corp. .....................................  20,500      562,520
                                                                -----------
                                                                  2,379,116
                                                                -----------
COMPUTER HARDWARE--3.7%
Apple Computer, Inc.(b) ..............................  41,000      889,700
Compaq Computer Corp. ................................  70,800      717,912
Dell Computer Corp.(b) ............................... 111,600    2,755,404
Hewlett-Packard Co. .................................. 171,600    3,452,592



                       See Notes to Financial Statements

Phoenix-Oakhurst Growth & Income Fund

                                                        SHARES     VALUE
                                                       -------- -----------
COMPUTER HARDWARE--CONTINUED
International Business Machines Corp. ................  68,900  $ 6,760,468
Sun Microsystems, Inc.(b) ............................ 109,000      927,590
                                                                -----------
                                                                 15,503,666
                                                                -----------
COMPUTER STORAGE & PERIPHERALS--0.3%
EMC Corp.(b) ......................................... 114,200    1,244,780

CONSTRUCTION & ENGINEERING--0.2%
Shaw Group, Inc. (The)(b) ............................  37,300      906,017

CONSUMER FINANCE--0.6%
MBNA Corp. ...........................................  73,800    2,559,384

DATA PROCESSING SERVICES--0.2%
First Data Corp. .....................................  12,100      986,392

DEPARTMENT STORES--1.2%
Federated Department Stores, Inc.(b) .................  32,100    1,345,311
May Department Stores Co. (The) ......................  36,900    1,352,016
Penney (J.C.) Co., Inc. ..............................  32,800      640,912
Sears, Roebuck and Co. ...............................  32,200    1,693,076
                                                                -----------
                                                                  5,031,315
                                                                -----------
DIVERSIFIED CHEMICALS--0.7%
Dow Chemical Co. (The) ...............................  35,000    1,094,800
Du Pont (E.I.) de Nemours & Co. ......................  35,600    1,667,504
                                                                -----------
                                                                  2,762,304
                                                                -----------
DIVERSIFIED COMMERCIAL SERVICES--0.4%
Cendant Corp.(b) .....................................  86,700    1,509,447

DIVERSIFIED FINANCIAL SERVICES--7.7%
Ambac Financial Group, Inc. ..........................  28,500    1,768,425
American Express Co. .................................  53,000    1,931,850
Citigroup, Inc. ...................................... 229,100   10,366,775
Fannie Mae ...........................................  42,900    3,356,925
Freddie Mac ..........................................  30,100    1,918,574
Goldman Sachs Group, Inc. (The) ......................  22,000    1,780,680
J.P. Morgan Chase & Co. .............................. 139,200    4,071,600
Merrill Lynch & Co., Inc. ............................  43,600    2,090,620
Morgan Stanley Dean Witter & Co. .....................  98,800    4,853,056
                                                                -----------
                                                                 32,138,505
                                                                -----------
ELECTRIC UTILITIES--2.3%
Dominion Resources, Inc. .............................  22,000    1,282,160
Duke Energy Corp. ....................................  33,500    1,182,550
Entergy Corp. ........................................  59,900    2,472,672
PPL Corp. ............................................  38,100    1,242,441
Reliant Energy, Inc. .................................  82,100    1,707,680
TXU Corp. ............................................  33,600    1,709,232
                                                                -----------
                                                                  9,596,735
                                                                -----------



                                                        SHARES     VALUE
                                                       -------- -----------
ELECTRONIC EQUIPMENT & INSTRUMENTS--0.4%
Solectron Corp.(b) ...................................  56,900  $   470,563
Tech Data Corp.(b) ...................................  30,900    1,415,220
                                                                -----------
                                                                  1,885,783
                                                                -----------
FOOD DISTRIBUTORS--0.4%
Performance Food Group Co.(b) ........................  16,700      622,743
Sysco Corp. ..........................................  43,200    1,277,424
                                                                -----------
                                                                  1,900,167
                                                                -----------
FOOD RETAIL--0.3%
Safeway, Inc.(b) .....................................  24,800    1,065,904

FOREST PRODUCTS--0.1%
Weyerhaeuser Co. .....................................   3,800      234,916

GAS UTILITIES--0.9%
NICOR, Inc. ..........................................  27,900    1,167,615
Sempra Energy ........................................ 126,700    2,827,944
                                                                -----------
                                                                  3,995,559
                                                                -----------
GENERAL MERCHANDISE STORES--2.5%
Costco Wholesale Corp.(b) ............................  22,800      940,728
Target Corp. .........................................  36,900    1,546,110
Wal-Mart Stores, Inc. ................................ 131,000    8,123,310
                                                                -----------
                                                                 10,610,148
                                                                -----------
HEALTH CARE DISTRIBUTORS & SERVICES--0.5%
Cardinal Health, Inc. ................................  16,800    1,110,312
McKesson Corp. .......................................  24,200      853,050
                                                                -----------
                                                                  1,963,362
                                                                -----------
HEALTH CARE EQUIPMENT--1.0%
Beckman Coulter, Inc. ................................  25,600    1,220,352
Medtronic, Inc. ......................................  62,900    2,801,566
                                                                -----------
                                                                  4,021,918
                                                                -----------
HOME IMPROVEMENT RETAIL--1.2%
Home Depot, Inc. (The) ...............................  75,100    3,755,000
Lowe's Cos., Inc. ....................................  28,200    1,276,050
                                                                -----------
                                                                  5,031,050
                                                                -----------
HOTELS--0.4%
Carnival Corp. .......................................  30,400      829,616
Starwood Hotels & Resorts Worldwide, Inc. ............  24,000      864,000
                                                                -----------
                                                                  1,693,616
                                                                -----------
HOUSEHOLD APPLIANCES--0.3%
Stanley Works (The) ..................................  21,900    1,104,417



                       See Notes to Financial Statements

Phoenix-Oakhurst Growth & Income Fund

                                                        SHARES     VALUE
                                                       -------- -----------
HOUSEHOLD PRODUCTS--2.4%
Clorox Co. (The) .....................................  30,800  $ 1,348,732
Colgate-Palmolive Co. ................................   9,500      531,810
Dial Corp. (The) .....................................  38,700      650,160
Kimberly-Clark Corp. .................................  37,600    2,353,760
Procter & Gamble Co. (The) ...........................  61,100    5,180,669
                                                                -----------
                                                                 10,065,131
                                                                -----------
HOUSEWARES & SPECIALTIES--0.3%
Tupperware Corp. .....................................  66,300    1,337,934

INDUSTRIAL CONGLOMERATES--5.4%
General Electric Co. ................................. 452,100   17,405,850
Minnesota Mining and Manufacturing Co. ...............  15,700    1,851,501
Tyco International Ltd. .............................. 122,000    3,550,200
                                                                -----------
                                                                 22,807,551
                                                                -----------
INDUSTRIAL MACHINERY--0.2%
ITT Industries, Inc. .................................  15,000      885,000

INSURANCE BROKERS--0.3%
Gallagher (Arthur J.) & Co. ..........................  31,000    1,080,660

INTEGRATED OIL & GAS--5.4%
ChevronTexaco Corp. ..................................  62,000    5,235,280
Conoco, Inc. .........................................  35,400      979,164
Equitable Resources, Inc. ............................  34,300    1,120,924
Exxon Mobil Corp. .................................... 273,000   11,274,900
Occidental Petroleum Corp. ........................... 151,500    4,066,260
                                                                -----------
                                                                 22,676,528
                                                                -----------
INTEGRATED TELECOMMUNICATION SERVICES--4.4%
ALLTEL Corp. .........................................  30,200    1,680,630
AT&T Corp. ...........................................  87,300    1,356,642
BellSouth Corp. ...................................... 125,400    4,860,504
SBC Communications, Inc. ............................. 113,700    4,302,408
Sprint Corp. (FON Group) .............................  38,700      545,283
Verizon Communications, Inc. ......................... 105,700    4,946,760
WorldCom, Inc. - WorldCom Group(b) ................... 126,100      948,272
                                                                -----------
                                                                 18,640,499
                                                                -----------
IT CONSULTING & SERVICES--0.6%
Electronic Data Systems Corp. ........................  39,600    2,337,588

LIFE & HEALTH INSURANCE--1.0%
Lincoln National Corp. ...............................  62,900    3,221,109
MetLife, Inc. ........................................  32,400    1,032,912
                                                                -----------
                                                                  4,254,021
                                                                -----------
MANAGED HEALTH CARE--2.2%
CIGNA Corp. ..........................................  20,400    1,829,880
Oxford Health Plans, Inc.(b) .........................  52,800    1,919,280
UnitedHealth Group, Inc. .............................  40,000    2,899,600
Wellpoint Health Networks, Inc.(b) ...................  19,700    2,395,914
                                                                -----------
                                                                  9,044,674
                                                                -----------



                                                        SHARES     VALUE
                                                       -------- -----------
METAL & GLASS CONTAINERS--0.2%
Smurfit-Stone Container Corp.(b) .....................  54,700  $   892,157
MOVIES & ENTERTAINMENT--2.6%
AOL Time Warner, Inc.(b) ............................. 213,300    5,289,840
Viacom, Inc. Class B(b) ..............................  76,300    3,551,765
Walt Disney Co. (The) ................................  83,100    1,911,300
                                                                -----------
                                                                 10,752,905
                                                                -----------
MULTI-LINE INSURANCE--2.0%
American International Group, Inc. ................... 112,100    8,292,037

MULTI-UTILITIES--0.8%
Energy East Corp. ....................................  56,400    1,100,928
UtiliCorp United, Inc. ............................... 104,800    2,309,792
                                                                -----------
                                                                  3,410,720
                                                                -----------
NETWORKING EQUIPMENT--0.9%
Cisco Systems, Inc.(b) ............................... 271,000    3,867,170

OFFICE ELECTRONICS--0.1%
Xerex Corp.(b) .......................................  44,900      435,979

OIL & GAS EQUIPMENT & SERVICES--0.3%
Schlumberger Ltd. ....................................   7,300      424,933
Smith International, Inc.(b) .........................  12,800      827,520
                                                                -----------
                                                                  1,252,453
                                                                -----------
OIL & GAS EXPLORATION & PRODUCTION--0.3%
Unocal Corp. .........................................  32,700    1,174,911

PACKAGED FOODS--0.9%
Hershey Foods Corp. ..................................  15,600    1,102,140
Kellogg Co. ..........................................  26,000      898,300
McCormick & Co., Inc. ................................  35,500    1,739,500
                                                                -----------
                                                                  3,739,940
                                                                -----------
PAPER PRODUCTS--0.4%
Georgia-Pacific Corp. ................................  26,500      679,725
International Paper Co. ..............................  25,100    1,098,125
                                                                -----------
                                                                  1,777,850
                                                                -----------
PERSONAL PRODUCTS--0.3%
Alberto-Culver Co. Class B ...........................  20,800    1,083,056

PHARMACEUTICALS--12.1%
Abbott Laboratories ..................................  61,500    3,477,825
American Home Products Corp. .........................  53,900    3,425,345
Bristol-Myers Squibb Co. .............................  91,600    4,305,200
Forest Laboratories, Inc.(b) .........................  20,000    1,590,400
Johnson & Johnson .................................... 158,200    9,634,380
Lilly (Eli) & Co. ....................................  51,200    3,877,376
Medicis Pharmaceutical Corp. Class A(b) ..............  22,500    1,259,775
Merck & Co., Inc. ....................................  93,200    5,715,956
Mylan Laboratories, Inc. .............................  53,700    1,631,406
Pfizer, Inc. ......................................... 271,600   11,124,736



                       See Notes to Financial Statements

Phoenix-Oakhurst Growth & Income Fund

                                                        SHARES     VALUE
                                                       -------- -----------

PHARMACEUTICALS--CONTINUED
Pharmacia Corp. ......................................  53,100  $ 2,179,755
Schering-Plough Corp. ................................  78,100    2,693,669
                                                                -----------
                                                                 50,915,823
                                                                -----------
PROPERTY & CASUALTY INSURANCE--0.6%
MGIC Investment Corp. ................................  12,000      805,440
PMI Group, Inc. (The) ................................  12,400      878,540
Radian Group, Inc. ...................................  15,600      728,052
                                                                -----------
                                                                  2,412,032
                                                                -----------
RAILROADS--0.5%
Union Pacific Corp. ..................................  31,500    1,911,105

SEMICONDUCTOR EQUIPMENT--1.0%
Applied Materials, Inc.(b) ...........................  41,800    1,817,046
KLA-Tencor Corp.(b) ..................................  27,800    1,609,898
Lam Research Corp.(b) ................................  35,100      759,564
                                                                -----------
                                                                  4,186,508
                                                                -----------
SEMICONDUCTORS--2.7%
Advanced Micro Devices, Inc.(b) ......................  20,400      275,400
Analog Devices, Inc.(b) ..............................  19,200      714,432
Intel Corp. .......................................... 268,800    7,674,240
Micron Technology, Inc.(b) ...........................  22,700      729,805
Texas Instruments, Inc. ..............................  69,200    2,031,020
                                                                -----------
                                                                 11,424,897
                                                                -----------
SOFT DRINKS--1.5%
Coca-Cola Co. (The) ..................................  39,000    1,848,210
Pepsi Bottling Group, Inc. (The) .....................  25,200      626,220
PepsiCo, Inc. ........................................  73,900    3,731,950
                                                                -----------
                                                                  6,206,380
                                                                -----------



                                                        SHARES     VALUE
                                                       -------- -----------
SPECIALTY STORES--0.6%
Michaels Stores, Inc.(b) .............................  17,400  $   518,520
Office Depot, Inc.(b) ................................  49,800      946,698
Tiffany & Co. ........................................  14,800      485,588
Zale Corp.(b) ........................................  10,600      463,538
                                                                -----------
                                                                  2,414,344
                                                                -----------
SYSTEMS SOFTWARE--4.4%
Adobe Systems, Inc. ..................................  31,000    1,127,780
Microsoft Corp.(b) ................................... 228,500   13,330,690
Oracle Corp.(b) ...................................... 206,400    3,430,368
VERITAS Software Corp.(b) ............................  17,900      635,271
                                                                -----------
                                                                 18,524,109
                                                                -----------
TELECOMMUNICATIONS EQUIPMENT--1.4%
Comverse Technology, Inc.(b) .........................  55,400      867,010
Corning, Inc.(b) .....................................   9,300       62,589
Harris Corp. .........................................  52,400    1,794,700
JDS Uniphase Corp.(b) ................................  22,500      109,125
Motorola, Inc. .......................................  75,300      978,900
QUALCOMM, Inc.(b) ....................................  27,300      907,725
Scientific-Atlanta, Inc. .............................  41,200      921,644
Tellabs, Inc.(b) .....................................   9,200       94,392
                                                                -----------
                                                                  5,736,085
                                                                -----------
TOBACCO--1.6%
Philip Morris Cos., Inc. ............................. 128,000    6,740,480

WIRELESS TELECOMMUNICATION SERVICES--0.5%
AT&T Wireless Services, Inc.(b) ...................... 171,000    1,725,390
Sprint Corp. (PCS Group)(b) ..........................  41,400      382,950
                                                                -----------
                                                                  2,108,340
                                                                -----------

---------------------------------------------------------------------------
TOTAL COMMON STOCKS
(IDENTIFIED COST $392,036,977) .......................          406,092,270
---------------------------------------------------------------------------



                       See Notes to Financial Statements

Phoenix-Oakhurst Growth & Income Fund

                                                        SHARES     VALUE
                                                       -------- -----------
FOREIGN COMMON STOCKS--2.5%

AIRLINES--0.1%
British Airways (United Kingdom) .....................   7,700  $   219,681

AUTO PARTS & EQUIPMENT--0.3%
Magna International, Inc. Class A (Canada) ...........  16,400    1,130,288

INTEGRATED OIL & GAS--0.9%
Royal Dutch Petroleum Co. NY Registered Shares
(Netherlands) ........................................  75,900    3,898,983

INTERNET SOFTWARE & SERVICES--0.1%
Check Point Software Technologies Ltd. (Israel)(b) ...  18,000      502,560

PACKAGED FOODS--0.5%
Unilever NV NY Registered Shares (Netherlands) .......  35,900    2,092,252

TELECOMMUNICATIONS EQUIPMENT--0.6%
Garmin, Ltd. (Cayman Islands)(b) .....................  20,500      413,075
Nokia Oyj ADR (Finland) ..............................  78,300    1,626,291
Nortel Networks Corp. (Canada)(b) .................... 107,800      546,546
                                                                -----------
                                                                  2,585,912
                                                                -----------
---------------------------------------------------------------------------
TOTAL FOREIGN COMMON STOCKS
(IDENTIFIED COST $15,391,511) ........................           10,429,676
---------------------------------------------------------------------------
TOTAL LONG TERM INVESTMENTS--99.4%
(IDENTIFIED COST $407,428,488) .......................          416,521,946
---------------------------------------------------------------------------




                                             STANDARD     PAR
                                             & POOR'S    VALUE
                                              RATING     (000)      VALUE
                                             --------    -----     -------
SHORT-TERM OBLIGATIONS--0.7%
COMMERCIAL PAPER--0.7%
Lexington Parker Capital Co. LLC
1.88%, 3/1/02 .............................      A-1    $2,000  $ 2,000,000
Target Corp. 1.80%, 3/7/02 ................      A-1     1,105    1,104,669
----------------------------------------------------------------------------
TOTAL SHORT-TERM OBLIGATIONS
(IDENTIFIED COST $3,104,669)                                      3,104,669
----------------------------------------------------------------------------
TOTAL INVESTMENTS--100.1%
(IDENTIFIED COST $410,533,157)                                  419,626,615(a)
Other assets and liabilities, net--(0.1)%                          (552,427)
                                                               ------------
NET ASSETS--100.0%                                             $419,074,188
                                                               ============



(a) Federal Income Tax Information: Net unrealized appreciation of investment securities is comprised of gross appreciation of $63,694,312 and gross depreciation of $55,883,098 for federal income tax purposes. At February 28, 2002, the aggregate cost of securities for federal income tax purposes was $411,815,401.
(b) Non-income producing.


                       See Notes to Financial Statements

Phoenix-Oakhurst Growth & Income Fund



                      STATEMENT OF ASSETS AND LIABILITIES
                               FEBRUARY 28, 2002
                                  (UNAUDITED)

ASSETS

Investment securities at value
   (Identified cost $410,533,157)                          $419,626,615
Cash                                                              2,863
Receivables
   Investment securities sold                                 1,161,788
   Fund shares sold                                             714,687
   Dividends and interest                                       701,871
   Receivable from adviser                                        1,164
Prepaid expenses                                                  2,075
                                                           ------------
      Total assets                                          422,211,063
                                                           ------------
LIABILITIES
Payables
   Investment securities purchased                            2,091,419
   Fund shares repurchased                                      439,284
   Investment advisory fee                                      214,851
   Distribution fee                                             190,152
   Transfer agent fee                                           125,225
   Financial agent fee                                           25,410
   Trustees' fee                                                  7,539
Accrued expenses                                                 42,995
                                                           ------------
      Total liabilities                                       3,136,875
                                                           ------------
NET ASSETS                                                 $419,074,188
                                                           ============
NET ASSETS CONSIST OF:
Capital paid in on shares of beneficial interest           $436,511,758
Undistributed net investment loss                               (42,480)
Accumulated net realized loss                               (26,488,548)
Net unrealized appreciation                                   9,093,458
                                                           ------------
NET ASSETS                                                 $419,074,188
                                                           ============
CLASS A
Shares of beneficial interest outstanding, no par value
   unlimited authorization (Net Assets $226,528,879)         17,442,132
Net asset value per share                                        $12.99
Offering price per share $12.99/(1-5.75%)                        $13.78
CLASS B
Shares of beneficial interest outstanding, no par value
   unlimited authorization (Net Assets $109,510,274)          8,689,060
Net asset value and offering price per share                     $12.60
CLASS C
Shares of beneficial interest outstanding, no par value
   unlimited authorization (Net Assets $83,035,035)           6,585,636
Net asset value and offering price per share                     $12.61




                            STATEMENT OF OPERATIONS
                       SIX MONTHS ENDED FEBRUARY 28, 2002
                                  (UNAUDITED)

INVESTMENT INCOME
Dividends                                                  $  3,321,080
Interest                                                         17,360
Foreign taxes withheld                                           (5,790)
                                                           ------------
      Total investment income                                 3,332,650
                                                           ------------
EXPENSES
Investment advisory fee                                       1,589,364
Distribution fee, Class A                                       288,036
Distribution fee, Class B                                       553,441
Distribution fee, Class C                                       413,570
Financial agent fee                                             151,924
Transfer agent                                                  389,351
Registration                                                     46,585
Printing                                                         32,406
Custodian                                                        20,267
Professional                                                     18,310
Trustees                                                         13,664
Miscellaneous                                                    12,039
                                                           ------------
      Total expenses                                          3,528,957
      Less expenses borne by investment adviser                (153,635)
      Custodian fees paid indirectly                               (192)
                                                           ------------
      Net expenses                                            3,375,130
                                                           ------------
NET INVESTMENT LOSS                                             (42,480)
                                                           ------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized loss on securities                              (6,987,982)
Net change in unrealized appreciation (depreciation) on
   investments                                               (3,981,872)
                                                           ------------
NET LOSS ON INVESTMENTS                                     (10,969,854)
                                                           ------------
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS       $(11,012,334)
                                                           ============



                       See Notes to Financial Statements

Phoenix-Oakhurst Growth & Income Fund



                       STATEMENT OF CHANGES IN NET ASSETS

                                                                                                 Six Months
                                                                                                   Ended
                                                                                                  2/28/02        Year Ended
                                                                                                (Unaudited)        8/31/01
                                                                                               -------------     ----------
FROM OPERATIONS
   Net investment income (loss)                                                               $    (42,480)  $    (926,724)
   Net realized gain (loss)                                                                     (6,987,982)    (16,522,496)
   Net change in unrealized appreciation (depreciation)                                         (3,981,872)   (102,398,449)
                                                                                              ------------   -------------
   INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS                                 (11,012,334)   (119,847,669)
                                                                                              ------------   -------------
FROM SHARE TRANSACTIONS
CLASS A
   Proceeds from sales of shares (2,436,902 and 6,629,348 shares, respectively)                 31,646,473      96,799,981
   Cost of shares repurchased (3,453,938 and 5,638,126 shares, respectively)                   (45,174,737)    (81,913,656)
                                                                                              ------------   -------------
Total                                                                                          (13,528,264)     14,886,325
                                                                                              ------------   -------------
CLASS B
   Proceeds from sales of shares (524,034 and 1,462,516 shares, respectively)                    6,683,962      21,088,167
   Cost of shares repurchased (831,949 and 1,404,048 shares, respectively)                     (10,451,561)    (19,932,635)
                                                                                              ------------   -------------
Total                                                                                           (3,767,599)      1,155,532
                                                                                              ------------   -------------
CLASS C
   Proceeds from sales of shares (670,559 and 1,598,135 shares, respectively)                    8,523,542      23,201,601
   Cost of shares repurchased (728,367 and 1,377,912 shares, respectively)                      (9,229,946)    (19,841,460)
                                                                                              ------------   -------------
Total                                                                                             (706,404)      3,360,141
                                                                                              ------------   -------------
   INCREASE (DECREASE) IN NET ASSETS FROM SHARE TRANSACTIONS                                   (18,002,267)     19,401,998
                                                                                              ------------   -------------
   NET INCREASE (DECREASE) IN NET ASSETS                                                       (29,014,601)   (100,445,671)
NET ASSETS
   Beginning of period                                                                         448,088,789     548,534,460
                                                                                              ------------   -------------
   END OF PERIOD [INCLUDING UNDISTRIBUTED NET INVESTMENT INCOME (LOSS) OF ($42,480) AND $0,
   RESPECTIVELY]                                                                              $419,074,188   $ 448,088,789
                                                                                              ============   =============


                       See Notes to Financial Statements

Phoenix-Oakhurst Growth & Income Fund



                              FINANCIAL HIGHLIGHTS
    (SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE INDICATED PERIOD)


                                                                                  CLASS A
                                               -------------------------------------------------------------------------------
                                                SIX MONTHS                                                            FROM
                                                   ENDED                   YEAR ENDED AUGUST 31                     INCEPTION
                                                  2/28/02          -------------------------------------------      9/25/97 to
                                                (UNAUDITED)          2001            2000            1999            8/31/98
Net asset value, beginning of period               $13.30           $16.85          $14.61          $10.47           $10.00
INCOME FROM INVESTMENT OPERATIONS
   Net investment income (loss)(1)                   0.02             0.02            0.02            0.06             0.06
   Net realized and unrealized gain (loss)          (0.33)           (3.57)           2.42            4.19             0.48
                                                   ------           ------          ------          ------           ------
      TOTAL FROM INVESTMENT OPERATIONS              (0.31)           (3.55)           2.44            4.25             0.54
                                                   ------           ------          ------          ------           ------
LESS DISTRIBUTIONS
   Dividends from net investment income                --               --           (0.02)          (0.02)           (0.04)
   Dividends from net realized gains                   --               --           (0.18)          (0.09)           (0.03)
                                                   ------           ------          ------          ------           ------
      TOTAL DISTRIBUTIONS                              --               --           (0.20)          (0.11)           (0.07)
                                                   ------           ------          ------          ------           ------
Change in net asset value                           (0.31)           (3.55)           2.24            4.14             0.47
                                                   ------           ------          ------          ------           ------
NET ASSET VALUE, END OF PERIOD                     $12.99           $13.30          $16.85          $14.61           $10.47
                                                   ======           ======          ======          ======           ======
Total return(2)                                     (2.33)%(5)      (21.07)%         16.83%          40.72%            5.39%(5)
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (thousands)            $226,529         $245,471        $294,416        $209,210          $76,399
RATIO TO AVERAGE NET ASSETS OF:
   Operating expenses(3)                             1.25%(6)(7)      1.25%          1.25%           1.22%(7)         1.25%(6)
   Net investment income (loss)                      0.32%(6)         0.16%          0.13%           0.43%            0.57%(6)
Portfolio turnover                                     13%(5)           34%            55%             71%             106%(5)


                                                                                CLASS B
                                               -------------------------------------------------------------------------------
                                                  SIX MONTHS                                                           FROM
                                                    ENDED                   YEAR ENDED AUGUST 31                    INCEPTION
                                                   2/28/02        -------------------------------------------       9/25/97 to
                                                 (UNAUDITED)         2001            2000            1999            8/31/98
Net asset value, beginning of period               $12.95           $16.54          $14.43          $10.40           $10.00
INCOME FROM INVESTMENT OPERATIONS
   Net investment income (loss)(1)                  (0.03)           (0.09)          (0.10)          (0.04)           (0.02)
   Net realized and unrealized gain (loss)          (0.32)           (3.50)           2.39            4.16             0.48
                                                   ------           ------          ------          ------           ------
      TOTAL FROM INVESTMENT OPERATIONS              (0.35)           (3.59)           2.29            4.12             0.46
                                                   ------           ------          ------          ------           ------
LESS DISTRIBUTIONS
   Dividends from net investment income                --               --              --              --            (0.03)
   Dividends from net realized gains                   --               --           (0.18)          (0.09)           (0.03)
                                                   ------           ------          ------          ------           ------
      TOTAL DISTRIBUTIONS                              --               --           (0.18)          (0.09)           (0.06)
                                                   ------           ------          ------          ------           ------
Change in net asset value                           (0.35)           (3.59)           2.11            4.03             0.40
                                                   ------           ------          ------          ------           ------
NET ASSET VALUE, END OF PERIOD                     $12.60           $12.95          $16.54          $14.43           $10.40
                                                   ======           ======          ======          ======           ======
Total return(2)                                     (2.70)%(5)      (21.70)%         15.99%          39.72%            4.59%(5)
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (thousands)            $109,510         $116,539        $147,846        $109,461          $31,902
RATIO TO AVERAGE NET ASSETS OF:
   Operating expenses(4)                             2.00 %(6)(7)     2.00%           2.00%           1.96%(7)         2.00%(6)
   Net investment income (loss)                     (0.43)%(6)       (0.60)%         (0.62)%         (0.32)%          (0.19)%(6)
Portfolio turnover                                  13 %(5)             34%             55%             71%             106%(5)



(1) Computed using average shares outstanding.
(2) Maximum sales charges are not reflected in the total return calculation.
(3) If the investment adviser had not waived fees and reimbursed expenses, the ratio of operating expenses to average net assets would have been 1.32%, 1.32%, 1.30%, 1.33% and 1.88% for the periods ended February 28, 2002,
    August 31, 2001, 2000, 1999 and 1998, respectively.
(4) If the investment adviser had not waived fees and reimbursed expenses, the ratio of operating expenses to average net assets would have been 2.07%, 2.06%, 2.05%, 2.08% and 2.63% for the periods ended February 28, 2002,
    August 31, 2001, 2000, 1999 and 1998, respectively.
(5) Not annualized.
(6) Annualized.
(7) The ratio of operating expenses to average net assets excludes the effect of expense offsets for custodian fees; if expense offsets were included, the ratio would not significantly differ.


                       See Notes to Financial Statements

Phoenix-Oakhurst Growth & Income Fund



                              FINANCIAL HIGHLIGHTS
    (SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE INDICATED PERIOD)


                                                                                  CLASS C
                                                 ----------------------------------------------------------------------------
                                                 SIX MONTHS                                                          FROM
                                                    ENDED                  YEAR ENDED AUGUST 31                    INCEPTION
                                                   2/28/02         ----------------------------------------        9/25/97 to
                                                 (UNAUDITED)        2001            2000            1999            8/31/98
Net asset value, beginning of period               $12.96          $16.55          $14.43          $10.41           $10.00
INCOME FROM INVESTMENT OPERATIONS
   Net investment income (loss)(1)                  (0.03)          (0.09)          (0.10)          (0.04)           (0.02)
   Net realized and unrealized gain (loss)          (0.32)          (3.50)           2.40            4.15             0.49
                                                   ------          ------          ------          ------           ------
      TOTAL FROM INVESTMENT OPERATIONS              (0.35)          (3.59)           2.30            4.11             0.47
                                                   ------          ------          ------          ------           ------
LESS DISTRIBUTIONS
   Dividends from net investment income                --              --              --              --            (0.03)
   Dividends from net realized gains                   --              --           (0.18)          (0.09)           (0.03)
                                                   ------          ------          ------          ------           ------
      TOTAL DISTRIBUTIONS                              --              --           (0.18)          (0.09)           (0.06)
                                                   ------          ------          ------          ------           ------
Change in net asset value                           (0.35)          (3.59)           2.12            4.02             0.41
                                                   ------          ------          ------          ------           ------
NET ASSET VALUE, END OF PERIOD                     $12.61          $12.96          $16.55          $14.43           $10.41
                                                   ------          ------          ------          ------           ------
Total return(2)                                     (2.70)%(4)     (21.69)%         16.06%          39.58%            4.67%(4)
RATIOS/SUPPLEMENTAL DATA:
   Net assets, end of period (thousands)          $83,035         $86,080        $106,272         $59,224          $11,108
RATIO TO AVERAGE NET ASSETS OF:
   Operating expenses(3)                             2.00 %(5)(6)    2.00%           2.00%           1.96%(6)         2.00%(5)
   Net investment income (loss)                     (0.43)%(5)      (0.60)%         (0.62)%         (0.33) %         (0.18)%(5)
Portfolio turnover                                     13%(4)          34%             55%             71%             106%(4)




(1) Computed using average shares outstanding.
(2) Maximum sales charges are not reflected in the total return calculation.
(3) If the investment adviser had not waived fees and reimbursed expenses, the ratio of operating expenses to average net assets would have been 2.07%, 2.06%, 2.05%, 2.08% and 2.63% for the periods ended February 28, 2002,
    August 31, 2001, 2000, 1999 and 1998, respectively.
(4) Not annualized.
(5) Annualized.
(6) The ratio of operating expenses to average net assets excludes the effect of expense offsets for custodian fees; if expense offsets were included, the ratio would not significantly differ.


                       See Notes to Financial Statements

PHOENIX EQUITY SERIES FUND
NOTES TO FINANCIAL STATEMENTS
FEBRUARY 28, 2002 (UNAUDITED)



1. SIGNIFICANT ACCOUNTING POLICIES

   Phoenix Equity Series Fund (the "Trust") is organized as a Delaware business trust and is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company whose shares are offered in two separate series, each a "Fund." Each Fund has distinct investment objectives.

   Phoenix-Duff & Phelps Core Equity Fund seeks long-term capital appreciation. Phoenix-Oakhurst Growth & Income Fund seeks dividend growth, current income and capital appreciation.

   Each Fund offers Class A, Class B and Class C shares. Class A shares are sold with a front-end sales charge of up to 5.75%. Class B shares are sold with a contingent deferred sales charge which declines from 5% to zero depending on the period of time the shares are held. Class C shares are sold with a 1% contingent deferred sales charge if redeemed within one year of purchase. All classes of shares have identical voting, dividend, liquidation and other rights and the same terms and conditions, except that each class bears different distribution expenses and has exclusive voting rights with respect to its distribution plan. Income and expenses of each Fund are borne pro rata by the holders of all classes of shares, except that each class bears distribution expenses unique to that class.

   The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets, liabilities, revenues and expenses. Actual results could differ from those estimates.


A. SECURITY VALUATION:

   Equity securities are valued at the last sale price, or if there had been no sale that day, at the last bid price. Debt securities are valued on the basis of broker quotations of valuations provided by a pricing service which utilizes information with respect to recent sales, market transactions in comparable securities, quotations from dealers, and various relationships between securities in determining value. Short-term investments having a remaining maturity of 60 days or less are valued at amortized cost which approximates market. All other securities and assets are valued at fair value as determined in good faith by or under the direction of the Trustees.


B. SECURITY TRANSACTIONS AND RELATED INCOME:

   Security transactions are recorded on the trade date. Interest income is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date, or in the case of certain foreign securities, as soon as the Fund is notified. Realized gains and losses are determined on the identified cost basis.


C. INCOME TAXES:

   Each Fund is treated as a separate taxable entity. It is the policy of each Fund in the Trust to comply with the requirements of the Internal Revenue Code (the "Code"), applicable to regulated investment companies, and to distribute all of its taxable income to its shareholders. In addition, each Fund intends to distribute an amount sufficient to avoid imposition of any excise tax under
Section 4982 of the Code. Therefore, no provision for federal income taxes or excise taxes has been made.


D. DISTRIBUTIONS TO SHAREHOLDERS:

   Distributions are recorded by each Fund on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences include the treatment of nontaxable dividends, foreign currency gain/loss, partnerships, operating losses and losses deferred due to wash sales and excise tax regulations. Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital. Certain prior year distribution amounts have been reclassified to conform to the current year presentation.


E. FOREIGN CURRENCY TRANSLATION:

   Foreign securities and other assets and liabilities are valued using the foreign currency exchange rate effective at the end of the reporting period. Cost of investments is translated at the currency exchange rate effective at the trade date. The gain or loss resulting from a change in currency exchange rates between the trade and settlement date of a portfolio transaction is treated as a gain or loss on foreign currency. Likewise, the gain or loss resulting from a change in currency exchange rates between the date income is accrued and paid is treated as a gain or loss on foreign currency. The Trust does not separate that portion of the results of operations arising from changes in exchange rates and that portion arising from changes in the market prices of securities.


F. FORWARD CURRENCY CONTRACTS:

   Each Fund may enter into forward currency contracts in conjunction with the planned purchase or sale of foreign denominated securities in order to hedge the U.S. dollar cost or proceeds. Forward currency contracts involve, to varying degrees, elements of market risk in excess of the amount recognized in the statement of assets and liabilities. Risks arise from the possible movements in foreign exchanges rates or if the counterparty does not perform under the contract.

   A forward currency contract involves an obligation to purchase or sell a specific currency at a future date, which may be any number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. These contracts are traded directly between currency traders and their customers. The contract is

PHOENIX EQUITY SERIES FUND
NOTES TO FINANCIAL STATEMENTS
FEBRUARY 28, 2002 (UNAUDITED) (CONTINUED)



marked-to-market daily and the change in market value is recorded by each Fund as an unrealized gain (or loss). When the contract is closed or offset with the same counterparty, the Fund records a realized gain (or loss) equal to the change in the value of the contract when it was opened and the value at the time it was closed or offset. At February 28, 2002, the Trust had no forward currency contracts.


G. OPTIONS:

   Each Fund may write covered options or purchase options contracts for the purpose of hedging against changes in the market value of the underlying securities or foreign currencies.

   Each Fund will realize a gain or loss upon the expiration or closing of the options transaction. Gains and losses on written options are reported separately in the Statement of Operations. When a written option is exercised, the proceeds on sales or amounts paid are adjusted by the amount of premium received. Options written are reported as a liability in the Statement of Assets and Liabilities and subsequently marked-to-market to reflect the current value of the option. The risk associated with written options is that the change in value of options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, or if a liquid secondary market does not exist for the contracts.

   Each Fund may purchase options, which are included in the Fund's Schedule of Investments and subsequently marked-to-market to reflect the current value of the option. When a purchased option is exercised, the cost of the security is adjusted by the amount of premium paid. The risk associated with purchased options is limited to the premium paid. At February 28, 2002, the Trust had no options.


H. EXPENSES:

   Expenses incurred by the Trust with respect to more than one Fund are allocated in proportion to the net assets of each Fund, except where allocation of direct expense to each Fund or an alternative allocation method can be more fairly made.

I. REPURCHASE AGREEMENTS:

   A repurchase agreement is a transaction where a Fund acquires a security for cash and obtains a simultaneous commitment from the seller to repurchase the security at an agreed upon price and date. Each Fund, through its custodian, takes possession of securities collateralizing the repurchase agreement. The collateral is marked-to-market daily to ensure that the market value of the underlying assets remains sufficient to protect the Fund in the event of default by the seller. If the seller defaults and the value of the collateral declines, or, if the seller enters insolvency proceedings, realization of collateral may be delayed or limited. At February 28, 2002, the Trust had no repurchase agreements.




2. INVESTMENT ADVISORY FEE AND RELATED PARTY TRANSACTIONS

   The advisers to the Trust are Duff & Phelps Investment Management Co. ("DPIM") and Phoenix Investment Counsel, Inc. ("PIC"). DPIM is a subsidiary of Phoenix Investment Partners Ltd. ("PXP"), which is an indirect, wholly-owned subsidiary of The Phoenix Companies, Inc. ("PNX"). PIC is an indirect, wholly-owned subsidiary of PXP. As compensation for their services to the Trust, the Advisers are entitled to a fee based upon the following annual rates as a percentage of the average daily net assets of each separate Fund:

                                             1st $1    $1-2      $2+
Fund                               Adviser  Billion   Billion  Billion
----                               -------  -------   -------  -------
Core Equity Fund ................   DPIM      0.75%   0.70%    0.65%
Growth &Income Fund  ............    PIC      0.75%   0.70%    0.65%


   The Advisers have voluntarily agreed to assume total fund operating expenses of each respective Fund, excluding interest, taxes, brokerage fees, commissions and extraordinary expenses until August 31, 2002, to the extent that such expenses exceed the following percentages of the average annual net assets:

                  Class A       Class B       Class C
                  -------       -------       --------
                   1.25%         2.00%         2.00%

   Phoenix Equity Planning Corporation ("PEPCO"), an indirect, wholly-owned subsidiary of PNX, serves as the national distributor of the Trust's shares. PEPCO has advised the Trust that it retained net selling commissions of $27,150 for Class A shares, and deferred sales charges of $142,334 for Class B shares and $11,983 for Class C shares for the six months ended February 28, 2002. In addition, each Fund pays PEPCO a distribution fee at an annual rate of 0.25% for Class A shares, 1.00% for Class B shares and 1.00% for Class C shares applied to the average daily net assets of the Fund. The Distributor has advised the Trust that of the total amount expensed for the six months ended February 28, 2002, $573,424 was retained by the Distributor, $683,537 was paid to unaffiliated participants, and $37,752 was paid to W.S. Griffith Securities, Inc., an indirect subsidiary of PNX.

   As Financial Agent of the Trust, PEPCO receives a financial agent fee equal to the sum of (1) the documented cost of fund accounting and related services provided by PFPC Inc. (subagent to PEPCO), plus (2) the documented cost to PEPCO to provide financial reporting, tax services and oversight of subagent's performance. For the six months ended February 28, 2002, financial agent fees were $177,465, of which PEPCO received $36,000. The current fee schedule of PFPC Inc. ranges from 0.085% to 0.0125% of the average daily net asset values of each Fund. Certain minimum fees and fee waivers may apply.

PHOENIX EQUITY SERIES FUND
NOTES TO FINANCIAL STATEMENTS
FEBRUARY 28, 2002 (UNAUDITED) (CONTINUED)


   PEPCO serves as the Trust's Transfer Agent with State Street Bank and Trust Company as sub-transfer agent. For the six months ended February 28, 2002, transfer agent fees were $423,268, of which PEPCO retained $159,083 which is net of the fees paid to State Street.

   For the six months ended February 28, 2002, the Trust paid PXP Securities Corp., an indirect wholly-owned subsidiary of PNX, brokerage commissions of $8,368 in connection with portfolio transactions effected by it.

   At February 28, 2002, PNX and its affiliates held shares which aggregated the following:

                                                          Aggregate
                                                          Net Asset
                                              Shares        Value
                                             ---------   -----------
Core Equity Fund--Class A ...............    1,257,472   $10,084,927




3. PURCHASE AND SALE OF SECURITIES

   Purchases and sales of securities during the six months ended February 28, 2002 (excluding U.S. Government and agency securities and short-term securities) aggregated the following:

                                           Purchases       Sales
                                         -----------    -----------
Core Equity Fund                         $12,352,639    $13,572,839
Growth &Income Fund                       56,684,717     75,984,622


   There were no purchases or sales of long-term U.S. Government and agency securities during the six months ended February 28, 2002.




4. CREDIT RISK AND CONCENTRATIONS

   In countries with limited or developing markets, investments may present greater risks than in more developed markets and the prices of such investments may be volatile. The consequences of political, social or economic changes in these markets may have disruptive effects on the market prices of these investments and the income they generate, as well as a Fund's ability to repatriate such amounts.

   The Trust may invest a high percentage of its assets in specific sectors of the market in its pursuit of a greater investment return. Fluctuations in these sectors of concentration may have a greater impact to the Trust, positive or negative, than if the Trust did not concentrate its investments in such sectors.

5. CAPITAL LOSS CARRYOVERS

   At August 31, 2001, the Growth & Income Fund had capital loss carryovers of $1,107,211 and $757,576, expiring in 2008 and 2009, respectively. These may be used to offset future capital loss.

   Under current tax law, capital loss realized after October 31 may be deferred and treated as occurring on the first day of the following fiscal year. For the year ended August 31, 2001, the Core Equity Fund deferred capital losses of $2,625,286 and the Growth & Income Fund deferred capital losses of $16,646,088 and utilized capital losses deferred in the prior year of $966,490.






   This report is not authorized for distribution to prospective investors in the Phoenix Equity Series Fund unless preceded or accompanied by an effective Prospectus which includes information concerning the sales charge, the Fund's record and other pertinent information.

FUND MANAGEMENT

      Information pertaining to the Trustees and officers1 of the Trust is set forth below. The statement of additional information (SAI) includes additional information about the Trustees and is available without charge, upon request, by calling (800) 243-4361.

      The address of each individual, unless otherwise noted, is 56 Prospect Street, Hartford, CT 06115-0480. There is no stated term of office for Trustees of the Trust.

                              INDEPENDENT TRUSTEES

                                                NUMBER OF
                                              PORTFOLIOS IN
                              TERM OF OFFICE  FUND COMPLEX                                 PRINCIPAL OCCUPATION(S)
     NAME, (AGE) AND           AND LENGTH OF   OVERSEEN BY                                 DURING PAST 5 YEARS AND
         ADDRESS                TIME SERVED      TRUSTEE                             OTHER DIRECTORSHIPS HELD BY TRUSTEE
-----------------------------------------------------------------------------------------------------------------------------------
Robert Chesek (67)            Served since          31                 Currently retired.
                              1997.
-----------------------------------------------------------------------------------------------------------------------------------
E. Virgil Conway (72)         Served since          33                 Chairman, Rittenhouse Advisors, LLC (consulting firm) since
Rittenhouse Advisors, LLC     1997.                                    2001. Trustee/Director, Consolidated Edison Company of New
101 Park Avenue                                                        York, Inc. (1970-present), Pace University (1978-present),
New York, NY 10178                                                     Urstadt Biddle Property Corp. (1989-present), Greater New
                                                                       York Councils, Boy Scouts of America (1985-present), Union
                                                                       Pacific Corp. (1978-present), BlackRock Freddie Mac Mortgage
                                                                       Securities Fund (Advisory Director) (1990-present),
                                                                       Centennial Insurance Company (1974-present), Josiah Macy,
                                                                       Jr., Foundation (1975-present), The Harlem Youth Development
                                                                       Foundation (1998-present), Accuhealth (1994-present), Trism,
                                                                       Inc. (1994-present), Realty Foundation of New York (1972-
                                                                       present), New York Housing Partnership Development Corp.
                                                                       (Chairman) (1981-present) and Academy of Political Science
                                                                       (Vice Chairman) (1985 to present). Chairman, Metropolitan
                                                                       Transportation Authority (1992-2001). Director, Atlantic
                                                                       Mutual Insurance Company (1974-2002).
-----------------------------------------------------------------------------------------------------------------------------------
Harry Dalzell-Payne (72)      Served since          33                 Currently retired.
The Flat, Elmore Court        1997.
Elmore, GL05, GL2 3NT
U.K.
-----------------------------------------------------------------------------------------------------------------------------------
Francis E. Jeffries (71)      Served since          34                 Director, The Empire District Electric Company (1984-
8477 Bay Colony Dr. #902      1997.                                    present). Director (1989-1997), Chairman of the Board
Naples, FL 34108                                                       (1993-1997), Phoenix Investment Partners, Ltd.
-----------------------------------------------------------------------------------------------------------------------------------
Leroy Keith, Jr. (62)         Served since          31                 Partner, Stonington Partners, Inc. (private equity fund)
Stonington Partners, Inc.     1997.                                    since 2001. Chairman (1995 to 2000) and Chief Executive
736 Market Street, Ste. 1430                                           Officer (1995-1998), Carson Products Company (cosmetics).
Chattanooga, TN 37402                                                  DireCtor/Trustee, Evergreen Funds (6 portfolios).
-----------------------------------------------------------------------------------------------------------------------------------
Geraldine M. McNamara (50)    Served since          31                 Managing Director, U.S. Trust Company of New York (private
United States Trust           2001.                                    bank) (1982-present).
Company of NY
114 West 47th Street
New York, NY 10036
-----------------------------------------------------------------------------------------------------------------------------------
Everett L. Morris (73)        Served since          33                 Vice President, W.H. Reaves and Company (investment
W.H. Reaves and Company       1997.                                    management) (1993-present).
10 Exchange Place
Jersey City, NJ 07302
-----------------------------------------------------------------------------------------------------------------------------------

                                                NUMBER OF
                                              PORTFOLIOS IN
                              TERM OF OFFICE  FUND COMPLEX                                 PRINCIPAL OCCUPATION(S)
     NAME, (AGE) AND           AND LENGTH OF   OVERSEEN BY                                 DURING PAST 5 YEARS AND
         ADDRESS                TIME SERVED      TRUSTEE                             OTHER DIRECTORSHIPS HELD BY TRUSTEE
-----------------------------------------------------------------------------------------------------------------------------------
James M. Oates (55)           Served since          31                 Chairman, IBEX Capital Markets Inc. (financial services)
IBEX Capital Markets, Inc.,   1997.                                    (1997-present). Managing Director, Wydown Group (consulting
60 State Street, Ste. 950                                              firm) (1994-present). Director, Investors Financial Service
Boston, MA 02109                                                       Corporation (1995-present), Investors Bank & Trust
                                                                       Corporation (1995-present), Plymouth Rubber Co. (1995-
                                                                       present), Stifel Financial (1996-present), Connecticut River
                                                                       Bancorp (1998-present), Connecticut River Bank (1998-
                                                                       present), Mind, Inc. (1999-present) and 1Mind.com (2000-
                                                                       present). Director and Treasurer Endowment for Health, Inc.
                                                                       (2000-present). Chairman, Emerson Investment Management,
                                                                       Inc. (2000-present). Member, Chief Executives Organization
                                                                       (1996-present). Vice Chairman, Massachusetts Housing
                                                                       Partnership (1998-1999). Director, Blue Cross and Blue
                                                                       Shield of New Hampshire (1994-1999), AIB Govett Funds
                                                                       (1991-2000) and Command Systems, Inc. (1998-2000). Director,
                                                                       Phoenix Investment Partners, Ltd. (1995-2001).
-----------------------------------------------------------------------------------------------------------------------------------
Herbert Roth, Jr. (73)        Served since          31                 Currently retired. Member, Directors Advisory Council,
134 Lake Street               1997.                                    Phoenix Life Insurance Company (1998-present). Director,
Sherbom, MA 01770                                                      Boston Edison Company (1978-present), Landauer, Inc.
                                                                       (medical services) (1970-present), Tech Ops./Sevcon, Inc.
                                                                       (electronic controllers) (1987-present), and Mark IV
                                                                       Industries (diversified manufacturer) (1985-present).
                                                                       Director, Phoenix Home Life Mutual Insurance Company
                                                                       (1972-1998).
-----------------------------------------------------------------------------------------------------------------------------------
Richard E. Segerson (55)      Served since          31                 Managing Director, Northway Management (1998-present).
Northway Management           1997.                                    Managing Director, Mullin Associates (1993-1998).
Company
164 Mason Street
Greenwich, CT 06830
-----------------------------------------------------------------------------------------------------------------------------------
Lowell P. Weicker, Jr. (70)   Served since          31                 Director, UST Inc. (1995-present), HPSC Inc. (1995-present),
200 Duke Street               1997.                                    Compuware (1996-present) and WWF, Inc. (2000-present).
Alexandria, VA 22314                                                   President, The Trust for America's Health (non-profit)
                                                                       (2001-present). Director, Duty Free International, Inc.
                                                                       (1997-1998).
-----------------------------------------------------------------------------------------------------------------------------------


                               INTERESTED TRUSTEE

      The individual listed below is an "interested person" of the Trust, as defined in Section 2(a)(19) of the Investment Company Act of 1940, as amended, and the rules and regulations thereunder.


                                                 NUMBER OF
                                               PORTFOLIOS IN
     NAME, (AGE) ADDRESS       TERM OF OFFICE  FUND COMPLEX                                 PRINCIPAL OCCUPATION(S)
    AND POSITION(S) WITH        AND LENGTH OF   OVERSEEN BY                                 DURING PAST 5 YEARS AND
            TRUST                TIME SERVED      TRUSTEE                             OTHER DIRECTORSHIPS HELD BY TRUSTEE
-----------------------------------------------------------------------------------------------------------------------------------
*Philip R. McLoughlin (55)    Served since          44                 Chairman (1997-present), Director (1995-present), Vice
Chairman and President        1997.                                    Chairman (1995-1997) and Chief Executive Officer (1995-
                                                                       present), Phoenix Investment Partners, Ltd. Director,
                                                                       Executive Vice President and Chief Investment Officer, The
                                                                       Phoenix Companies, Inc. (2001-present). Director (1994-
                                                                       present) and Executive Vice President, Investments (1988-
                                                                       present), Phoenix Life Insurance Company. Director (1983-
                                                                       present) and Chairman (1995-present), Phoenix Investment
                                                                       Counsel, Inc. Director (1984-present) and President (1990-
                                                                       2000), Phoenix Equity Planning Corporation. Chairman and
                                                                       Chief Executive Officer, Phoenix/Zweig Advisers LLC (1999-
                                                                       present). Director, PXRE Corporation (Delaware) (1985-
                                                                       present), World Trust Fund (1991-present) Phoenix
                                                                       Distribution Holding Company (2001-present) and Phoenix
                                                                       Investment Management Company (2001-present). Director and
                                                                       Executive Vice President Phoenix Life and Annuity Company
                                                                       (1996-present). Director and Executive Vice President, PHL
                                                                       Variable Insurance Company (1995-present). Director, Phoenix
                                                                       National Trust Company (1996-present). Director and Vice
                                                                       President, PM Holdings, Inc. (1985-present). Director, PHL
                                                                       Associates, Inc. (1995-present). Director (1992-present) and
                                                                       President (1992-1994), WS Griffith Securities, Inc.
-----------------------------------------------------------------------------------------------------------------------------------

*Mr. McLoughlin is an "interested person," as defined in the Investment Company Act of 1940, by reason of his position with Phoenix Investment Partners, Ltd., and its affiliates.

                   OFFICERS OF THE TRUST WHO ARE NOT TRUSTEES

-----------------------------------------------------------------------------------------------------------------------------------
                                   POSITION(S) HELD WITH
      NAME, (AGE), AND              TRUST AND LENGTH OF                                   PRINCIPAL OCCUPATION(S)
           ADDRESS                      TIME SERVED                                         DURING PAST 5 YEARS
-----------------------------------------------------------------------------------------------------------------------------------
Michael E. Haylon (44)        Executive Vice President                 Director and Executive Vice President; Investments, Phoenix
                              since 1997.                              Investment Partners, Ltd. (1995-present). Director (1994-
                                                                       present), President (1995-present), Phoenix Investment
                                                                       Counsel, Inc. Director, Phoenix Equity Planning Corporation
                                                                       (1995-present). Executive Vice President, Phoenix Fund
                                                                       Complex (1993-present).
-----------------------------------------------------------------------------------------------------------------------------------
William R. Moyer (57)         Executive Vice President                 Executive Vice President and Chief Financial Officer (1999-
                              since 1997.                              present), Senior Vice President and Chief Financial Officer
                                                                       (1995-1999), Phoenix Investment Partners, Ltd. Director
                                                                       (1998-present), Senior Vice President, Finance (1990-
                                                                       present), Chief Financial Officer (1996-present), and
                                                                       Treasurer (1998-present), Phoenix Equity Planning
                                                                       Corporation. Director (1998-present), Senior Vice President
                                                                       (1990-present), Chief Financial Officer (1996-present) and
                                                                       Treasurer (1994- present), Phoenix Investment Counsel, Inc.
                                                                       Senior Vice President and Chief Financial Officer, Duff &
                                                                       Phelps Investment Management Co. (1996-present). Vice
                                                                       President, Phoenix Fund Complex (1990-present).
-----------------------------------------------------------------------------------------------------------------------------------
John F. Sharry (51)           Executive Vice President                 President, Private Client Group (1999-present), Executive
                              since 1998.                              Vice President, Retail Division (1997-1999), Phoenix
                                                                       Investment Partners, Ltd. President, Private Client Group,
                                                                       Phoenix Equity Planning Corporation (2000-present).
                                                                       Executive Vice President, Phoenix Fund Complex (1998-
                                                                       present).
-----------------------------------------------------------------------------------------------------------------------------------
David Chalupnik (41)          Vice President                           Executive Vice President and Chief Investment Officer of
55 East Monroe Street         since 2001.                              Duff & Phelps Investment Management Co. (2000-present),
Chicago, IL 60603                                                      Head of Public Equities, AllState Insurance (1987-2000).
-----------------------------------------------------------------------------------------------------------------------------------
Steven L. Colton (42)         Vice President                           Managing Director, Value Equities, Phoenix Investment
221A Mt. Hermon Road,         since 1997.                              Counsel, Inc. (1997-present). Vice President/Senior
Graham Plaza                                                           Portfolio Manager, American Century Investment Management
Scotts Valley, CA 95066                                                (1987-1997). Portfolio Manager, American Century/Benham
                                                                       Equity Growth Fund (1991-1996) and American Century/Benham
                                                                       Utilities Income Fund (1993-1997).
-----------------------------------------------------------------------------------------------------------------------------------
Robert A. Driessen (54)       Vice President                           Vice President and Compliance Officer, Phoenix Investment
                              since 1999.                              Partners, Ltd. (1999-present) and Phoenix Investment
                                                                       Counsel, Inc. (1999-present). Vice President, Phoenix
                                                                       Fund Complex (1999-present). Compliance Officer (2000-
                                                                       present) and Associate Compliance Officer (1999), PXP
                                                                       Securities Corp. Vice President, Risk Management Liaison,
                                                                       Bank of America (1996-1999). Vice President, Securities
                                                                       Compliance, The Prudential Insurance Company of America
                                                                       (1993-1996). Branch Chief/Financial Analyst, Securities and
                                                                       Exchange Commission, Division of Investment Management
                                                                       (1972-1993).
-----------------------------------------------------------------------------------------------------------------------------------
Nancy G. Curtiss (49)         Treasurer                                Vice President, Fund Accounting (1994-present) and Treasurer
                              since 1997.                              (1996-present), Phoenix Equity Planning Corporation.
                                                                       Treasurer, Phoenix Fund Complex (1994-present).
-----------------------------------------------------------------------------------------------------------------------------------
G. Jeffrey Bohne (54)         Secretary                                Vice President and General Manager, Phoenix Life Insurance
101 Munson Street             since 1997.                              Company (1993-present). Senior Vice President, Mutual Fund
Greenfield, MA                                                         Customer Service (1999-present), Vice President, Mutual
                                                                       Fund Customer Service (1996-1999), Phoenix Equity Planning
                                                                       Corporation. Secretary, Phoenix Fund Complex (1993-present).
-----------------------------------------------------------------------------------------------------------------------------------

1 The term "officer" means the president, vice president, secretary, treasurer, controller or any other officer who performs a policy making function.

                 (This page has been left blank intentionally.)

PHOENIX EQUITY SERIES FUND
101 Munson Street
Greenfield, Massachusetts 01301

INVESTMENT ADVISER
Duff & Phelps Investment Management Co.
(Phoenix-Duff & Phelps Core Equity Fund)
55 East Monroe Street
Suite 3600
Chicago, Illinois 60603

Phoenix Investment Counsel, Inc.
(Phoenix-Oakhurst Growth & Income Fund)
56 Prospect Street
Hartford, Connecticut 06115-0480

PRINCIPAL UNDERWRITER
Phoenix Equity Planning Corporation
56 Prospect Street
Hartford, Connecticut 06115-0480

CUSTODIAN
State Street Bank and Trust Company
P.O. Box 351
Boston, Massachusetts 02101

TRANSFER AGENT
Phoenix Equity Planning Corporation
56 Prospect Street
Hartford, Connecticut 06115-0480

INDEPENDENT ACCOUNTANTS
PricewaterhouseCoopers LLP
160 Federal Street
Boston, Massachusetts 02110

HOW TO CONTACT US
Mutual Fund Services                                   1-800-243-1574
Advisor Consulting Group                               1-800-243-4361
Text Telephone                                         1-800-243-1926
Web site                                   WWW.PHOENIXINVESTMENTS.COM




IMPORTANT NOTICE TO SHAREHOLDERS
The Securities and Exchange Commission has modified mailing regulations for semiannual and annual shareholder fund reports to allow mutual fund companies to send a single copy of these reports to shareholders who share the same mailing address. If you would like additional copies, please call Mutual Fund Services at 1-800-243-1574.

PHOENIX EQUITY PLANNING CORPORATION
PO Box 150480
Hartford, CT 06115-0480



[LOGO APPEARS HERE]
PHOENIX
INVESTMENT PARTNERS



For more information about Phoenix mutual funds, please call your financial representative or contact us at 1-800-243-4361 or WWW.PHOENIXINVESTMENTS.COM.

PXP 212 (4/02)